GOODWILL (Schedule of Carrying Value of Goodwill by Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning balance	$ 76,020	$ 17,958
Increase in goodwill related to acquisition	243,916	56,959
Foreign currency translation adjustment	488	1,103
Ending balance	$ 320,424	$ 76,020